SCHEDULE OF REVENUES FROM RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total revenue				$ 97,554	$ 97,850
Chengdu Wetouch Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total revenue				10,451	10,483
Meishan Wetouch Electronics Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total revenue				$ 87,103	$ 87,367